Offerings	Aug. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities of General Dynamics Corporation
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-3ASR (Registration No. 333-297821) also covers any additional common shares which become issuable in connection with any stock dividend, stock split, recapitalization or other similar transactions with respect to the securities being registered pursuant to that registration statement. (3) The registration fee is calculated in accordance with Rule 457(j) of the Securities Act on the basis of the amount at which such securities were sold.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees by Subsidiary Guarantors of Debt Securities of General Dynamics Corporation
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-3ASR (Registration No. 333-297821) also covers any additional common shares which become issuable in connection with any stock dividend, stock split, recapitalization or other similar transactions with respect to the securities being registered pursuant to that registration statement. (3) The registration fee is calculated in accordance with Rule 457(j) of the Securities Act on the basis of the amount at which such securities were sold.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share, of General Dynamics Corporation
Amount Registered | shares	1,010,925
Proposed Maximum Offering Price per Unit	373.60
Maximum Aggregate Offering Price	$ 377,681,580.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 52,157.83
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-3ASR (Registration No. 333-297821) also covers any additional common shares which become issuable in connection with any stock dividend, stock split, recapitalization or other similar transactions with respect to the securities being registered pursuant to that registration statement. (2) Highest price at which such securities subject to the offer of rescission were sold. (3) The registration fee is calculated in accordance with Rule 457(j) of the Securities Act on the basis of the amount at which such securities were sold.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $1.00 per share, of General Dynamics Corporation
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-3ASR (Registration No. 333-297821) also covers any additional common shares which become issuable in connection with any stock dividend, stock split, recapitalization or other similar transactions with respect to the securities being registered pursuant to that registration statement. (3) The registration fee is calculated in accordance with Rule 457(j) of the Securities Act on the basis of the amount at which such securities were sold.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants of General Dynamics Corporation
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-3ASR (Registration No. 333-297821) also covers any additional common shares which become issuable in connection with any stock dividend, stock split, recapitalization or other similar transactions with respect to the securities being registered pursuant to that registration statement. (3) The registration fee is calculated in accordance with Rule 457(j) of the Securities Act on the basis of the amount at which such securities were sold.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Depositary Shares of General Dynamics Corporation
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-3ASR (Registration No. 333-297821) also covers any additional common shares which become issuable in connection with any stock dividend, stock split, recapitalization or other similar transactions with respect to the securities being registered pursuant to that registration statement. (3) The registration fee is calculated in accordance with Rule 457(j) of the Securities Act on the basis of the amount at which such securities were sold.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Purchase Contracts of General Dynamics Corporation
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-3ASR (Registration No. 333-297821) also covers any additional common shares which become issuable in connection with any stock dividend, stock split, recapitalization or other similar transactions with respect to the securities being registered pursuant to that registration statement. (3) The registration fee is calculated in accordance with Rule 457(j) of the Securities Act on the basis of the amount at which such securities were sold.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units of General Dynamics Corporation
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-3ASR (Registration No. 333-297821) also covers any additional common shares which become issuable in connection with any stock dividend, stock split, recapitalization or other similar transactions with respect to the securities being registered pursuant to that registration statement. (3) The registration fee is calculated in accordance with Rule 457(j) of the Securities Act on the basis of the amount at which such securities were sold.